Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
Mairs & Power Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Mairs & Power Blended Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.52%	8.37%	9.85%
Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.88%	(0.59%)	2.16%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.81%	6.09%	9.62%
Mairs & Power Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.54%	11.49%	12.75%
Mairs & Power Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.39%	10.11%	11.03%
Mairs & Power Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.04%	8.90%	10.07%
Mairs & Power Balanced Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.61%	5.93%	7.94%
Mairs & Power Balanced Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.68%	4.71%	6.70%
Mairs & Power Balanced Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.23%	4.36%	6.09%
Mairs & Power Small Cap Fund, Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.98%	6.08%	8.48%
Mairs & Power Small Cap Fund, Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.45%	5.13%	7.61%
Mairs & Power Small Cap Fund, Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.76%	4.68%	6.78%